Intangible assets	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Intangible assets
3.5 Intangible assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost at January 1, 2023	69.2	25.9	1.8	96.9
Accumulated Depreciation at January 1, 2023	(15.0)	(11.6)	—	(26.6)
Net book value at January 1, 2023	54.2	14.4	1.8	70.3

Six month period ended June 30, 2023
Opening net book value	54.2	14.4	1.8	70.3
Additions	0.1	1.9	—	2.0
Depreciation	(2.2)	(2.7)	—	(4.9)
Net book value at June 30, 2023	52.1	13.5	1.8	67.4

Cost at June 30, 2023	69.3	27.8	1.8	98.9
Accumulated Depreciation at June 30, 2023	(17.2)	(14.2)	—	(31.5)
Net book value at June 30, 2023	52.1	13.5	1.8	67.4

Cost at January 1, 2024	70.4	29.0	1.8	101.2
Accumulated Depreciation at January 1, 2024	(19.6)	(17.1)	—	(36.6)
Net book value at January 1, 2024	50.9	11.9	1.8	64.6

Six month period ended June 30, 2024
Opening net book value	50.9	11.9	1.8	64.6
Additions	0.5	1.8	—	2.3
Depreciation	(2.3)	(2.9)	—	(5.2)
Net book value at June 30, 2024	49.0	10.9	1.8	61.7

Cost at June 30, 2024	70.9	30.9	1.8	103.6
Accumulated Depreciation at June 30, 2024	(21.9)	(20.0)	—	(41.9)
Net book value at June 30, 2024	49.0	10.9	1.8	61.7

As of June 30, 2024, patents, licenses and other rights include patents, domain names and license rights for trademarks.
As of June 30, 2024, software includes capitalized IT development costs not yet in use in the amount of CHF 0.7 million (December 31, 2023: CHF 0.3 million). In the six-month period ended June 30, 2024, costs recognized in general and administrative expenses within the income statement for research and development amount to CHF 3.2 million compared to CHF 4.8 million in the six-month period ended June 30, 2023.
Goodwill is allocated and monitored at the segment level. As of June 30, 2024 and December 31, 2023, there have been no goodwill impairments recognized. None of the goodwill is expected to be deductible for tax purposes.